Segments	12 Months Ended
Dec. 31, 2022
Segments
Segments

5. Segments

Management considers that there are two reportable segments, which reflects how the chief operating decision maker allocates resources and assesses performance: (i) capital provision, which comprises provision of capital to the legal industry or in connection with legal matters, both directly and through investment in the Group’s private funds; and (ii) asset management and other services, which includes the provision of services to the legal industry, including litigation insurance. Management considers income/(loss) before income taxes as the measure of segment profitability.

The other corporate segment includes certain operating and non-operating activities that are not used internally to measure and evaluate the performance of the reportable segments.

The tables below set forth certain information with respect to the Group’s reportable business segments for the years ended December 31, 2022, 2021, 2020 and 2019.

	For the year ended December 31, 2022
					Reconciliation
		Asset		Total	Adjustment for
	Capital	management and	Other	segments	third-party	Total
($ in thousands)	provision	other services	corporate	(Burford-only)	interests(1)	consolidated
Capital provision income	202,878	-	-	202,878	116,230	319,108
Asset management fees	-	56,080	-	56,080	(46,964)	9,116
Insurance loss	-	(1,443)	-	(1,443)	-	(1,443)
Services income	-	684	-	684	-	684
Marketable securities (loss) and bank interest	-	-	(7,594)	(7,594)	(150)	(7,744)
Gain relating to third-party interests in capital provision assets	-	-	-	-	(494)	(494)
Total revenues*	202,878	55,321	(7,594)	250,605	68,622	319,227

Operating expenses	72,508	27,965	22,223	122,696	1,576	124,272

Other expenses
Finance costs	71,792	1,780	3,817	77,389	-	77,389
Loss on debt extinguishment	812	20	43	875	-	875
Foreign currency transactions losses	-	-	7,581	7,581	93	7,674
Total other expenses	72,604	1,800	11,441	85,845	93	85,938

Income/(loss) before income taxes	57,766	25,556	(41,258)	42,064	66,953	109,017
*Includes the following revenue from contracts with customers for services transferred over time	-	55,321	-	55,321	(46,964)	8,357
(1)
1.

Adjusted for third-party interests in non-wholly owned consolidated entities, which included BOF-C, the Strategic Value Fund, the Advantage Fund, Colorado and several other entities in which Burford holds investments and there is a third-party partner in, or owner of, those entities.

	(as restated)
	For the year ended December 31, 2021
					Reconciliation
		Asset		Total	Adjustment for
	Capital	management and	Other	segments	third-party	Total
($ in thousands)	provision	other services	corporate	(Burford-only)	interests(1)	consolidated
Capital provision income	156,043	-	-	156,043	38,511	194,554
Asset management fees	-	28,745	-	28,745	(14,349)	14,396
Insurance income	-	5,143	-	5,143	-	5,143
Services income	-	1,177	-	1,177	-	1,177
Marketable securities income and bank interest	-	-	774	774	1,091	1,865
Gain relating to third-party interests in capital provision assets	-	-	-	-	195	195
Total revenues*	156,043	35,065	774	191,882	25,448	217,330

Operating expenses	90,343	33,280	21,488	145,111	3,635	148,746

Other expenses
Finance costs	52,537	1,360	4,750	58,647	-	58,647
Loss on debt extinguishment	1,477	38	134	1,649	-	1,649
Foreign currency transactions losses	17	-	5,482	5,499	-	5,499
Total other expenses	54,031	1,398	10,366	65,795	-	65,795

Income/(loss) before income taxes	11,669	387	(31,080)	(19,024)	21,813	2,789
*Includes the following revenue from contracts with customers for services transferred over time	-	35,065	-	35,065	(14,349)	20,716
1.
1.

Adjusted for third-party interests in non-wholly owned consolidated entities, which included BOF-C, the Strategic Value Fund, Colorado and several other entities in which Burford holds investments and there is a third-party partner in, or owner of, those entities.

	(as restated)
	For the year ended December 31, 2020
					Reconciliation
		Asset		Total	Adjustment for
	Capital	management and	Other	segments	third-party	Total
($ in thousands)	provision	other services	corporate	(Burford-only)	interests(1)	consolidated
Capital provision income	278,691	-	-	278,691	36,257	314,948
Asset management fees	-	29,044	-	29,044	(13,938)	15,106
Insurance income	-	1,781	-	1,781	-	1,781
Services income	-	804	-	804	-	804
Marketable securities income and bank interest	-	-	315	315	65	380
Gain relating to third-party interests in capital provision assets	-	-	-	-	(5,157)	(5,157)
Total revenues*	278,691	31,629	315	310,635	17,227	327,862

Operating expenses	53,642	24,254	37,228	115,124	3,959	119,083

Other expenses
Finance costs	36,316	-	2,732	39,048	-	39,048
Foreign currency transactions gains	-	-	(10,314)	(10,314)	(432)	(10,746)
Total other expenses	36,316	-	(7,582)	28,734	(432)	28,302

Income/(loss) before income taxes	188,733	7,375	(29,331)	166,777	13,700	180,477
*Includes the following revenue from contracts with customers for services transferred over time	-	31,629	-	31,629	(13,938)	17,691

1.

Adjusted for third-party interests in non-wholly owned consolidated entities, which included BOF-C, the Strategic Value Fund, Colorado and several other entities in which Burford holds investments and there is a third-party partner in, or owner of, those entities.

	(as restated)
	For the year ended December 31, 2019
					Reconciliation
		Asset		Total	Adjustment for
	Capital	management and	Other	segments	third-party	Total
($ in thousands)	provision	other services	corporate	(Burford-only)	interests(1)	consolidated
Capital provision income	458,813	-	-	458,813	120,979	579,792
Asset management fees	-	27,596	-	27,596	(12,436)	15,160
Insurance income	-	3,545	-	3,545	-	3,545
Services income	-	2,133	-	2,133	-	2,133
Marketable securities income and bank interest	-	-	6,070	6,070	606	6,676
Gain relating to third-party interests in capital provision assets	-	-	-	-	(72,836)	(72,836)
Total revenues*	458,813	33,274	6,070	498,157	36,313	534,470

Operating expenses	77,626	23,704	27,635	128,965	9,100	138,065

Other expenses
Finance costs	36,423	-	2,324	38,747	-	38,747
Foreign currency transactions gains	-	-	(2,016)	(2,016)	60	(1,956)
Total other expenses	36,423	-	308	36,731	60	36,791

Income/(loss) before income taxes	344,764	9,570	(21,873)	332,461	27,153	359,614
*Includes the following revenue from contracts with customers for services transferred over time	-	33,274	-	33,274	(12,436)	20,838
1.

Adjusted for third-party interests in non-wholly owned consolidated entities, which included BOF-C, the Strategic Value Fund, Colorado and several other entities in which Burford holds investments and there is a third-party partner in, or owner of, those entities.

The tables below set forth the Group’s total assets by reporting segment at December 31, 2022, 2021 and 2020.

					Reconciliation
		Asset		Total	Adjustment for
	Capital	management and	Other	segments	third-party	Total
($ in thousands)	provision	other services	corporate	(Burford-only)	interests(1)	consolidated
Total assets at December 31, 2022	2,970,841	97,863	149,722	3,218,426	1,069,933	4,288,359
Total assets at December 31, 2021 (as restated)	2,610,123	72,177	221,663	2,903,963	837,541	3,741,504
Total assets at December 31, 2020 (as restated)	2,354,516	54,966	167,167	2,576,649	690,936	3,267,585
1.	Adjusted for third-party interests in non-wholly owned consolidated entities, which included BOF-C, the Strategic Value Fund, the Advantage Fund, Colorado and several other entities in which Burford holds investments and there is a third-party partner in, or owner of, those entities.